NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Parent	Dec. 31, 2012 Parent	Dec. 31, 2011 Parent	Mar. 21, 2013 Parent	Mar. 21, 2013 One-for-Three Reverse Share Split	Mar. 21, 2013 Previous authorization
Numerator:
Net income (loss) attributable to UTStarcom Holdings Corp.	$ (22,721)	$ (34,385)	$ 13,387	$ (22,721)	$ (34,385)	$ 13,387
Denominator:
Weighted average shares outstanding-Basic	39,127,000	48,513,000	51,491,000
Potentially dilutive common stock equivalents - stock options and restricted stock (in shares)			150,000
Weighted average shares outstanding-Diluted	39,127,000	48,513,000	51,641,000
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Basic(1) (in dollars per share)	$ (0.58)	$ (0.71)	$ 0.26
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted(1) (in dollars per share)	$ (0.58)	$ (0.71)	$ 0.26
Subsequent events
Authorized share capital (in shares)	250,000,000	250,000,000		750,000,000	750,000,000		750,000,000	250,000,000	750,000,000
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375		$ 0.00125	$ 0.00125		$ 0.00125	$ 0.00375	$ 0.00125
Reverse share split ratio	0.33	0.33		0.33	0.33			0.33